BUSINESS COMBINATIONS - Consideration Transferred (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration	[1]	$ 126,370	$ 144,503	$ 69,060
Cash paid	[1]	172,445 [2]	161,107	$ 84,643
Other current financial liabilities		59,316	63,059
Other non-current financial liabilities		82,222	61,226
Other financial liabilities related to business combinations
Disclosure of detailed information about business combination [line items]
Other current financial liabilities		50,889	61,561
Other non-current financial liabilities		73,802	45,803
Cumulative 2022 Acquisitions
Disclosure of detailed information about business combination [line items]
Down payment		197,976
Working capital adjustment		53
Installment payment		35,808
Contingent consideration		38,011
Total consideration		271,848	$ 203,751
Cash paid		$ 172,445
Number of instruments or interests issued or issuable (in shares) | shares		25,531,000
Cumulative 2022 Acquisitions | Installment Payment
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable (in shares) | shares		11,620,000
Cumulative 2022 Acquisitions | Other financial liabilities related to business combinations
Disclosure of detailed information about business combination [line items]
Other current financial liabilities		$ 2,923
Other non-current financial liabilities		$ 35,088

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)
[2]	As of December 31, 2021, the Company issued 27,962, common shares for a total amount of 6,621, according to the subscription agreement included in the stock purchase.